Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Other current assets
Other current assets consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Prepaid expenses	10,450	3,781
Value added tax receivables	1,031	915
Grant receivables	—	762
Other assets	2,357	950

Total	13,838	6,408

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Prepaid expenses	1,906	636
Other assets	639	—

Total	2,545	636